Share Capital - Summary of Restricted Stock Unit Activity (Detail) - Restricted Stock Units (RSUs) [Member] - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	1,509,032	1,294,278
Granted	2,477,861	1,101,021
Settled	(1,148,892)	(103,155)
Forfeited	(125,491)	(783,112)
Ending Balance	2,712,510	1,509,032